Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	First Community Corporation
Insider Trading Policies and Procedures Adopted [Flag]	true
Entity Central Index Key	0000932781
Amendment Flag	false